Annual Total Returns - Fidelity® Low Volatility Factor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Low Volatility Factor ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Low Volatility Factor ETF-Default
Bar Chart Table:
Annual Return 2017	19.96%
Annual Return 2018	0.54%
Annual Return 2019	30.45%